COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitments
	RMB	US$

2018	30,217	4,644
2019	28,154	4,327
2020	24,630	3,786

	83,001	12,757